Financial Assets at Amortized Cost-Securities - Summary of Financial Assets at Amortized Cost - Securities (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	R$ 23,928	R$ 28,150
Government securities - abroad [member]
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	12,570	13,786
Corporate debt securities [member]
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients	R$ 11,358	R$ 14,364